Note 14 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14.	Commitments and Contingencies

Security Deposits

The Partnership has various performance obligations which are secured with short-term security deposits of $0.5 million and $0.4 million at December 31, 2014 and 2013, respectively.  These amounts are included in prepaid expenses and other on the Consolidated Balance Sheets.

Employment Contract Commitments

A subsidiary of the Partnership has employment agreements with certain of its executives.  The executive employment agreements are effective for a term of two-to-five years from the commencement date, after which time they will continue on an “at-will” basis.  These agreements provide for minimum annual compensation, adjusted for annual increases as authorized by the Board of Directors.  Certain agreements provide for severance payments in the event of specified termination of employment.  As of December 31, 2014, the aggregate commitment for future compensation and severance was approximately $0.9 million.

Compliance Audit Contingencies

Certain customer master service agreements (“MSA’s”) offer our customers the opportunity to perform periodic compliance audits, which include the examination of the accuracy of our invoices.  Should our invoices be determined to be inconsistent with the MSA, or inaccurate, the MSA’s may provide the customer the right to receive a credit or refund for any overcharges identified.  At December 30, 2014 and 2013, the Partnership had contingent liabilities of $0.2 million and $0.4 million respectively, associated with the probable settlement related to ongoing customer audits of various charges previously approved by customer representatives reflected in accrued payroll and other on the Consolidated Balance Sheets.  While the audits are ongoing, any contingent amounts that are still under evaluation will not be recorded as contingent liabilities until they are determined to be inconsistent with the MSA.

Legal Proceedings

On July 3, 2014, a group of former minority shareholders of TIR Inc., formerly an Oklahoma corporation, filed a civil action in the United States District Court for the Northern District of Oklahoma against TIR LLC, members of TIR LLC, and certain affiliates of TIR LLC’s members. TIR LLC is the successor in interest to TIR Inc., resulting from a merger between the entities that closed in December 2013 (the “TIR Merger”). The former shareholders in TIR Inc. claim that they did not receive sufficient value for their shares in the TIR Merger and are seeking rescission of the TIR Merger or, alternatively, compensatory and punitive damages. The Partnership is not named as a defendant in this civil action. TIR LLC and the other defendants have been advised by counsel that the action lacks merit. We believe that the possibility of the Partnership incurring material losses as a result of this action is remote. In addition, the Partnership anticipates no disruption in its business operations related to this action.

On February 2, 2015, a former inspector for TIR LLC filed a putative collective action lawsuit alleging that TIR LLC failed to pay a class of workers overtime in compliance with the Fair Labor Standards Act (“FLSA”) titled Fenley v. TIR LLC in the United States District Court for the District of Kansas.  The plaintiff alleges he was a non-exempt employee of TIR and that he and other potential class members were not paid overtime in compliance with the FLSA. The plaintiff seeks to proceed as a collective action and to receive unpaid overtime and other monetary damages, including attorney’s fees. We believe that the possibility of the Partnership incurring material losses as a result of this action is remote.  In addition, we do not anticipate any disruption in our business operations related to this action.

Leases

The Partnership has entered into land lease agreements on four of its SWD facilities. The leases generally provide for initial terms of 15 - 20 years with renewal options. The Partnership also maintains various office leases in the U.S. and Canada, with its corporate offices in Tulsa, OK.  Lease expense under these operating leases was $0.1 million for the years ended December 31, 2014 and 2013.

Minimum annual lease commitments under the current office lease and other operating leases at December 31, 2014 follows:

(in thousands)
2015	$561
2016	478
2017	389
2018	134
2019	25
Thereafter	557
Total	$2,144